Shareholder Report	12 Months Ended
May 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000236406 [Member]
Shareholder Report [Line Items]
Fund Name	AOT Growth and Innovation ETF
Class Name	AOT Growth and Innovation ETF
Trading Symbol	AOTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AOT Growth and Innovation ETF (the “Fund”) for the period of June 1, 2024 to May 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aotetf.com/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://aotetf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund outperformed its benchmark indexes over the period mainly due to its greater concentration in large-cap growth companies as compared to the Fund’s benchmarks. Software and Technology equities in which the Fund was overweight in versus the indexes provided significant outperformance. The Fund’s holdings in other areas of high growth, low marginal cost companies provided the Fund with significant appreciation over the Period. Overall, equity performance was strong during the Period due to factors such as the Federal Reserve Bank signaling rate cuts instead of rate tightening, outsized returns concentrated in the dominance of growth-oriented tech names focused on themes such as artificial intelligence, and robust corporate earnings, while volatility increased at times due to the on-again/off-again tariff announcements.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (6/28/2022)
AOT Growth and Innovation ETF - NAV	23.28%	22.96%
Solactive GBS United States 1000 Index	13.25%	17.21%
S&P 500 Index*	13.52%	17.88%
* The Fund has changed its benchmark to the Solactive GBS United States 1000 Index, which represents the overall domestic equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares..

Visit https://aotetf.com/ for more recent performance information.

Performance Inception Date	Jun. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 54,440,740
Holdings Count | holding	50
Advisory Fees Paid, Amount	$ 350,557
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$54,440,740	Advisory Fees	$350,677
# of Portfolio Holdings	50	Fees Waived and/or Expenses Reimbursed	$120
Portfolio Turnover Rate*	17%	Net Advisory Fees Paid	$350,557
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	50.4%
Financials	24.8%
Communication Services	11.3%
Consumer Discretionary	10.8%
Industrials	1.6%
Health Care	0.5%
Real Estate	0.3%
Investments Purchased with Proceeds from Securities Lending	0.2%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	10.9%
Toast, Inc. - Class A	7.1%
Microsoft Corp.	5.5%
Robinhood Markets, Inc. - Class A	4.9%
Amazon.com, Inc.	4.9%
Alphabet, Inc. - Class A	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.8%
Advanced Micro Devices, Inc.	4.8%
Salesforce, Inc.	4.7%
NU Holdings Ltd. - Class A	4.2%